FAIR VALUE MEASUREMENTS	6 Months Ended	10 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Spring Valley Acquisition III
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS:

The fair value hierarchy applied in these measurements is described in Note 2.

As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2026
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$236,690,350
Liability:
Subscription agreement liability	3	$21,975,641

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646

The subscription agreement liability was classified as a Level 3 fair value measurement, and its valuation required significant management judgment in selecting the valuation methodology and key inputs. As of June 30, 2026, the subscription agreement liability is valued using a Monte Carlo simulation model that incorporates both the redeemable convertible preferred shares and warrants deliverable under the subscription agreement, measured as a forward contract. The model relies on significant unobservable inputs, including equity volatility, yield assumption and estimated fair value of the post-Business Combination common shares issuable upon conversion of the preferred shares and exercise of the warrants. The valuation incorporated the contractual terms of the underlying instruments, including the conversion features and related price reset mechanisms, cumulative dividends payable in kind or in cash, the Company’s optional redemption right at declining premiums, the holders’ redemption rights, and anti-dilution protections. Changes in these unobservable inputs could have resulted in a significantly higher or lower fair value measurement. The following table presents the changes in the fair value of the Company’s Level 3 subscription agreement liability for the three and six months ended June 30, 2026.

Subscription agreement liability, December 31, 2025	$—
Initial recognition	—
Change in fair value	$13,854,870
Subscription agreement liability, March 31, 2026	$13,854,870
Change in fair value	$8,120,771
Subscription agreement liability, June 30, 2026	$21,975,641

NOTE 8. FAIR VALUE MEASUREMENTS

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on assessment of the assumptions that market participants would use in pricing the asset or liability.

The fair value of the public warrants is $1,855,333 or $0.24 per public warrant. The fair value of public warrants was determined using Monte Carlo Simulation Model. The public warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the public warrants:

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

At December 31, 2025, assets held in the Trust Account were comprised of $232,809,646 in money market funds which are invested primarily in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646